Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 25, 2019
Registrant Name	Amplify ETF Trust
Central Index Key	0001633061
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 25, 2019
Prospectus Date	Jan. 25, 2019
Amplify International Online Retail ETF | Amplify International Online Retail ETF
Risk/Return:
Trading Symbol	XBUY